Business Combinations (Details) - Schedule of Pro Forma Consolidated Results of Operations - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule Of Pro Forma Consolidated Results Of Operations Abstract
Revenue	$ 121,690	$ 419,412	$ 305,364
Operating costs and expenses	(6,460,312)	(7,256,469)	(9,609,986)
Income from operations	(6,338,622)	(6,837,057)	(9,304,622)
Other Income (Expense)	5,291,649	99,415	123,136
Net income/(Loss)	$ (1,046,973)	$ (6,737,642)	$ (9,181,486)